Derivatives - Risk exposures that will be affected by interest rate benchmark reform (Details) - Interest rate risk - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value hedging | EURIBOR
Disclosure of detailed information about hedged items [line items]
Notional amount		£ 15,100
Hedged adjustment		27
Fair value hedging | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional amount		11,400
Hedged adjustment		1,178
Fair value hedging | USD IBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	£ 21,800	28,100
Hedged adjustment	7	(427)
Fair value hedging | Other IBOR
Disclosure of detailed information about hedged items [line items]
Notional amount		1,100
Hedged adjustment		1
Cash flow hedging | EURIBOR
Disclosure of detailed information about hedged items [line items]
Notional amount		4,100
Hedged adjustment		(76)
Cash flow hedging | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional amount		10,500
Hedged adjustment		(473)
Cash flow hedging | USD IBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	3,300	2,700
Hedged adjustment	21	(61)
Cash flow hedging | BOE Base rate
Disclosure of detailed information about hedged items [line items]
Notional amount		40,700
Hedged adjustment		(156)
Cash flow hedging | ECB REFI rate
Disclosure of detailed information about hedged items [line items]
Notional amount		1,200
Cash flow hedging | SONIA
Disclosure of detailed information about hedged items [line items]
Notional amount		600
Hedged adjustment		£ 4
Notional amount, convertible to repricing	£ 6,500